Fair Value Measurements - Schedule of Changes in Fair Value Associated With Level 3 Convertible Note Financial Instruments Held (Details) - Convertible Notes [Member] - Level 3 [Member] - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 47,207,556	$ 58,123,251
Additions			46,279,500	46,279,500
Fair value adjustment – day one loss on issuance of debt			12,753,994	12,753,994
Fair value adjustment – change in fair value	(13,200,089)	(10,915,695)	(910,243)	(11,825,938)
Balance		$ 47,207,556	$ 58,123,251	$ 47,207,556